Accounting Policies - Parent	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Accounting Policies	1. ACCOUNTING POLICIES
These financial statements are prepared for Santander UK Group Holdings plc (the Company) and the Santander UK Group Holdings plc group (the Santander UK group) under the UK Companies Act 2006. The principal activity of the Santander UK group is the provision of a wide range of banking and financial services to personal, business and corporate customers. Santander UK Group Holdings plc is a public company, limited by shares and incorporated in England and Wales having a registered office at 2 Triton Square, Regent’s Place, London, NW1 3AN. It is a financial services holding company.
Basis of preparation
These financial statements incorporate the financial statements of the Company and entities it controls (its subsidiaries) made up to 31 December each year. The consolidated financial statements have been prepared on the going concern basis using the historical cost convention, except for financial assets and liabilities that have been measured at fair value. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the statement of going concern in the Directors’ report.
Compliance with International Financial Reporting Standards (IFRS)
The consolidated financial statements of the Santander UK group and the separate financial statements of the Company comply with UK-adopted International Accounting Standards (IAS). The financial statements are also prepared in accordance with IFRS as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRS as issued by the IASB for the periods presented.
Disclosures required by IFRS 7 ‘Financial Instruments: Disclosure’ relating to the nature and extent of risks arising from financial instruments, and IAS 1 ‘Presentation of Financial Statements’ relating to objectives, policies and processes for managing capital, have been included in the Risk review section of this Annual Report. This information forms an integral part of these financial statements by this cross reference, is marked as audited, and is covered by the Independent auditor's report.
Climate change
Santander UK continues to develop its assessment of the potential impacts that climate change and the transition to a low carbon economy may have on the assets and liabilities recognised and presented in its financial statements.
Santander UK is mindful of its responsibilities as a responsible lender and is focused on ways to meet the objectives of the Paris Agreement on climate change and to support the UK’s transition to a climate-resilient, net zero economy.
Santander UK's current climate change strategy focuses on three main areas to achieve Banco Santander's ambition to reach net zero emissions by 2050:
1. Managing climate risks by integrating climate considerations into risk management frameworks, screening and stress testing our portfolio for climate related financial risks, and setting risk appetites to help steer our portfolio in line with the Paris Agreement,
2. Supporting our customers’ transition by developing products and services that promote a reduction in CO2 emissions, and
3. Reducing emissions in our operations and supply chain by focusing on continuous improvement in our operations, and environmental and energy management systems in accordance with ISO14001 and 15001, promoting responsible procurement practices and employee engagement.
Santander UK's current climate change strategy and its view of the risks associated with climate change and the transition to a low carbon economy are reflected in its critical judgements and accounting estimates, although climate change risk did not have a significant impact at 31 December 2022 and 2021, consistent with management's assessment that climate change and the transition to a low carbon economy are not currently expected to have a meaningful impact on the viability of the Santander UK group in the medium term.
At 31 December 2022 and 2021, management specifically considered the potential impact of climate change and the transition to a low carbon economy on:
–Loans and advances to customers (see Note 13 and the credit risk section of the Risk review). Some climate change risks arise due to the requirements of IFRS 9 and others relate to specific portfolios and sectors: 5 years,For Mortgages in Retail Banking and Commercial Real Estate lending in Corporate & Commercial Banking, the value of property collateral might be affected by physical impacts related to the frequency and scale of extreme weather events, such as flood and subsidence risk, or changing environmental performance standards for property.
–For automotive loans in Consumer Finance, the residual value of automotive vehicles might be impacted by diesel obsolescence and the transition to electric vehicles.
–For corporate lending in Corporate & Commercial Banking, certain sectors give rise to fossil fuel exposures, such as Oil & Gas, Mining & Extraction and Power Generation.
–Goodwill impairment assessment (see Note 20). Estimates underpinning the determination of whether or not goodwill balances are impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans.
Future changes to Santander UK's climate change strategy may impact Santander UK's critical judgements and accounting estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods.
Recent accounting developments
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
In February 2021, the IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality. The amendments are effective for annual periods beginning on or after 1 January 2023 with earlier application permitted. The amendments have been applied in preparing these financial statements and, consequently, only material accounting policy information is disclosed.
Future accounting developments
At 31 December 2022, for the Santander UK group, there were no other significant new or revised standards and interpretations, and amendments thereto, which have been issued but which are not yet effective, or which have otherwise not been early adopted where permitted.
Comparative information
As required by US public company reporting requirements, these financial statements include two years of comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and related notes.
Material accounting policy information
The following material accounting policies have been applied in preparing these financial statements. For material accounting policies which involve the application of judgements or accounting estimates that are determined to be critical to the preparation of these financial statements see 'Critical judgements and accounting estimates'.
Consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by it and its subsidiaries.
The acquisition method of accounting is used to account for the acquisition of subsidiaries which meet the definition of a business.
Business combinations between entities under common control (i.e. fellow subsidiaries of Banco Santander SA, the ultimate parent) are outside the scope of IFRS 3 – ‘Business Combinations’, and there is no other guidance for such transactions under IFRS. The Santander UK group elects to account for business combinations between entities under common control at their book values in the acquired entity by including the acquired entity’s results from the date of the business combination and not restating comparatives. Reorganisations of entities within the Santander UK group are also accounted for at their book values.
Credit protection entities established as part of significant risk transfer (SRT) transactions are not consolidated by the Santander UK group in cases where third party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities.
Revenue recognition
a) Interest income and expense
Interest and similar income comprise interest income on financial assets measured at amortised cost, investments in debt instruments measured at FVOCI and interest income on hedging derivatives. Interest expense and similar charges comprises interest expense on financial liabilities measured at amortised cost, and interest expense on hedging derivatives. Interest income on financial assets measured at amortised cost, investments in debt instruments measured at FVOCI and interest expense on financial liabilities other than those at fair value through profit or loss (FVTPL) is determined using the effective interest rate method.
Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (i.e. Stage 3), for which interest revenue is calculated by applying the effective interest rate to their amortised cost (i.e. net of the ECL provision). For more information on stage allocations of credit risk exposures, see ‘Significant increase in credit risk’ in the ‘Santander UK group level – credit risk management’ section of the Risk review.

b) Fee and commission income and expense
Fees and commissions that are not an integral part of the effective interest rate are recognised when the service is performed. Most fee and commission income is recognised at a point in time. Certain commitment, upfront and management fees are recognised over time but are not material. For retail and corporate products, fee and commission income consists principally of collection services fees, commission on foreign currencies, commission and other fees received from retailers for processing credit card transactions, fees received from other credit card issuers for providing cash advances for their customers through the Santander UK group’s branch and ATM networks, annual fees payable by credit card holders and fees for non-banking financial products.
For insurance products, fee and commission income consists principally of commissions and profit share arising from the sale of building and contents insurance and life protection insurance. Commissions arising from the sale of buildings and contents insurance are recognised over the period of insurance cover, adjusted to take account of cancelled policies. Profit share income from the sale of buildings and contents insurance which is not subject to any adjustment is recognised when the profit share income is earned. Commissions and profit share arising from the sale of life protection insurance is subject to adjustment for cancellations of policies within 3 years from inception.
Fee and commission income which forms an integral part of the effective interest rate of a financial instrument (for example certain loan commitment fees) is recognised as an adjustment to the effective interest rate and recorded in ‘Interest income’.
c) Other operating income
Other operating income includes all gains and losses from changes in the fair value of financial assets and liabilities held at fair value through profit or loss (comprising financial assets and liabilities held for trading, trading derivatives and other financial assets and liabilities at fair value through profit or loss), together with related interest income, expense, dividends, and changes in fair value of any derivatives managed in conjunction with these assets and liabilities. Changes in fair value of derivatives in a fair value hedging relationship are also recognised in other operating income. Other operating income also includes income from operating lease assets, and profits and losses arising on the sales of property, plant and equipment and subsidiary undertakings.
Defined benefit pension schemes (see 'Critical judgements and accounting estimates')
A defined benefit scheme is a pension scheme that guarantees an amount of pension benefit to be provided, usually as a function of one or more factors such as age, years of service or compensation. Pension costs are charged to ‘Administration expenses’, within the line item ‘Operating expenses before impairment losses, provisions and charges’ with the net interest on the defined benefit asset or liability included within ‘Net interest income’ in the income statement. The asset or liability recognised in respect of defined benefit pension schemes is the present value of the defined benefit obligation at the balance sheet date, less the fair value of scheme assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The assets of the schemes are measured at their fair values at the balance sheet date.
The present value of the defined benefit obligation is estimated by projecting forward the growth in current accrued pension benefits to reflect inflation and salary growth to the date of pension payment, then discounted to present value using the yield applicable to high-quality AA rated corporate bonds of the same currency and which have terms to maturity closest to the terms of the scheme liabilities, adjusted where necessary to match those terms. In determining the value of scheme liabilities, demographic and financial assumptions are made by management about life expectancy, inflation, discount rates, pension increases and earnings growth, based on past experience and future expectations. Financial assumptions are based on market conditions at the balance sheet date and can generally be derived objectively.
Demographic assumptions require a greater degree of estimation and judgement to be applied to externally derived data. Any surplus or deficit of scheme assets over liabilities is recognised in the balance sheet as an asset (surplus) or liability (deficit). An asset is only recognised to the extent that the surplus can be recovered through reduced contributions in the future or through refunds from the scheme.
Share-based payments
The Santander UK group engages in cash-settled and equity-settled share-based payment transactions in respect of services received from certain of its employees. Shares of the Santander UK group’s parent, Banco Santander SA are purchased in the open market by the Santander UK group (for the Employee Sharesave scheme) or are purchased by Banco Santander SA or another Banco Santander subsidiary (including awards granted under the Long-Term Incentive Plan and the Deferred Shares Bonus Plan) to satisfy share options or awards as they vest.
Options granted under the Employee Sharesave scheme and awards granted under the Transformation Incentive Plan are accounted for as cash-settled share-based payment transactions. Awards granted under the Long-Term Incentive Plan and Deferred Shares Bonus Plan are accounted for as equity-settled share-based payment transactions.
The fair value of the options granted under the Employee Sharesave scheme is determined using an option pricing model, which takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the Banco Santander SA share price over the life of the option and the dividend growth rate. The fair value of the awards granted for the Long-Term Incentive Plan was determined at the grant date using an option pricing model, which takes into account the share price at grant date, the risk-free interest rate, the expected volatility of the Banco Santander SA share price over the life of the award and the dividend growth rate.
Goodwill and other intangible assets (for goodwill see 'Critical judgements and accounting estimates')
Goodwill represents the excess of the cost of an acquisition, as well as the fair value of any interest previously held, over the fair value of the share of the identifiable net assets of the acquired subsidiary, or business at the date of acquisition. Goodwill on the acquisition of subsidiaries and businesses is included in intangible assets. Goodwill is tested for impairment annually, or more frequently when events or changes in circumstances dictate and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity or business include the carrying amount of goodwill relating to the entity or business sold.
Other intangible assets are recognised if they arise from contractual or other legal rights or if they are capable of being separated or divided from Santander UK and sold, transferred, licensed, rented or exchanged. The value of such intangible assets, where they are available for use, is amortised on a straight-line basis over their useful economic life of three to seven years and the assets are reviewed annually for impairment indicators and tested for impairment where indicators are present. Other intangible assets that are not yet available for use are tested for impairment annually or more frequently when events or changes in circumstances dictate.
Software development costs are capitalised when they are direct costs associated with identifiable and unique software products that are expected to provide future economic benefits and the cost of those products can be measured reliably. These costs include payroll, materials, services and directly attributable overheads. Internally developed software meeting these criteria and externally purchased software are classified in intangible assets on the balance sheet and amortised on a straight-line basis over their useful life of three to seven years, unless the software is an integral part of the related computer hardware, in which case it is treated as property, plant and equipment as described below. Capitalisation of costs ceases when the software is capable of operating as intended. Costs of maintaining software are expensed as incurred.
Property, plant and equipment
Property, plant and equipment include owner-occupied properties (including leasehold properties), office fixtures and equipment and computer software. Property, plant and equipment also includes operating leases where the Santander UK group is the lessor and right-of-use assets where the Santander UK group is the lessee. Internally developed software meeting the criteria set out in ‘Goodwill and other intangible assets’ above and externally purchased software are classified in property, plant and equipment where the software is an integral part of the related computer hardware (for example operating system of a computer). Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years
Right-of-use assets	Shorter of the lease term or the useful life of the underlying asset
Operating lease assets - vehicles	2 to 4 years

Depreciation is not charged on freehold land and assets under construction. Depreciation of operating lease assets where the Santander UK group is the lessor is described in 'Leases' below.
Financial instruments (for impairment of debt instrument financial assets see' Critical judgements and accounting estimates: Credit impairment losses')
a) Initial recognition and measurement
Financial assets and liabilities are initially recognised when the Santander UK group becomes a party to the contractual terms of the instrument. The Santander UK group determines the classification of its financial assets and liabilities at initial recognition and measures a financial asset or financial liability at its fair value plus or minus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in profit or loss. Immediately after initial recognition, an expected credit loss (ECL) allowance is recognised for financial assets measured at amortised cost and investments in debt instruments measured at FVOCI.
A regular way purchase is a purchase of a financial asset under a contract whose terms require delivery of the asset within the timeframe established generally by regulation or convention in the marketplace concerned. Regular way purchases of financial assets classified as loans and advances, and issues of equity or financial liabilities measured at amortised cost are recognised on settlement date, being the date when the Santander UK group becomes a party to the contractual terms of the instrument; all other regular way purchases and issues are recognised on trade date.
b) Financial assets and liabilities
i) Classification and subsequent measurement
The Santander UK group classifies its financial assets in the measurement categories of amortised cost, FVOCI and FVTPL.
Financial assets and financial liabilities are classified as FVTPL where there is a requirement to do so or where they are otherwise designated at FVTPL on initial recognition. Financial assets and financial liabilities which are required to be held at FVTPL include:
–Financial assets and financial liabilities held for trading.
–Debt instruments that do not have solely payments of principal and interest (SPPI) characteristics. Otherwise, such instruments are measured at amortised cost or FVOCI, and
–Equity instruments that have not been designated as held at FVOCI.
Financial assets and financial liabilities are classified as held for trading if they are derivatives or if they are acquired or incurred principally for the purpose of selling or repurchasing in the near-term, or form part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking.
In certain circumstances, other financial assets and financial liabilities are designated at FVTPL where this results in more relevant information. This may arise because it significantly reduces a measurement inconsistency that would otherwise arise from measuring assets or liabilities or recognising the gains or losses on them on a different basis, where the assets and liabilities are managed and their performance evaluated on a fair value basis or, in the case of financial liabilities, where it contains one or more embedded derivatives which are not closely related to the host contract.
The classification and measurement requirements for financial asset debt and equity instruments and financial liabilities are set out below.
Financial assets: debt instruments
Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans and government and corporate bonds. Classification and subsequent measurement of debt instruments depend on the Santander UK group’s business model for managing the asset, and the cash flow characteristics of the asset.
Business model
The business model reflects how the Santander UK group manages the assets in order to generate cash flows and, specifically, whether the Santander UK group’s objective is solely to collect the contractual cash flows from the assets or is to collect both the contractual cash flows and cash flows arising from the sale of the assets. If neither of these is applicable, such as where the financial assets are held for trading purposes, then the financial assets are classified as part of an ‘other’ business model and measured at FVTPL. Factors considered in determining the business model for a group of assets include past experience on how the cash flows for these assets were collected, how the assets’ performance is evaluated and reported to key management personnel, and how risks are assessed and managed.
SPPI
Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Santander UK group assesses whether the assets’ cash flows represent SPPI. In making this assessment, the Santander UK group considers whether the contractual cash flows are consistent with a basic lending arrangement (i.e. interest includes only consideration for the time value of money, credit risk, other basic lending risks and a profit margin that is consistent with a basic lending arrangement). Where the contractual terms introduce exposure to risk or volatility that is inconsistent with a basic lending arrangement, the related asset is classified and measured at FVTPL.
Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are SPPI.
Based on these factors, the Santander UK group classifies its debt instruments into one of the following measurement categories:
–Amortised cost – Financial assets that are held for collection of contractual cash flows where those cash flows represent SPPI, and that are not designated at FVTPL, are measured at amortised cost. The carrying amount of these assets is adjusted by any ECL recognised and measured as presented in Note 12. Interest income from these financial assets is included in ‘Interest and similar income’ using the effective interest rate method. When estimates of future cash flows are revised, the carrying amount of the respective financial assets or financial liabilities is adjusted to reflect the new estimate discounted using the original effective interest rate. Any changes are recognised in the income statement.
–FVOCI – Financial assets that are held for collection of contractual cash flows and for selling the assets, where the assets’ cash flows represent SPPI, and that are not designated at FVTPL, are measured at FVOCI. Movements in the carrying amount are recognised in OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses on the instrument’s amortised cost which are recognised in profit or loss. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss and recognised in ‘Other operating income’. Interest income from these financial assets is included in ‘Interest and similar income’ using the effective interest rate method.
–FVTPL – Financial assets that do not meet the criteria for amortised cost or FVOCI are measured at FVTPL. A gain or loss on a debt instrument that is subsequently measured at FVTPL, including any debt instruments designated at fair value, is recognised in profit or loss and presented in the income statement in ‘Other operating income’ in the period in which it arises.
The Santander UK group reclassifies financial assets when and only when its business model for managing those assets changes. The reclassification takes place from the start of the first reporting period following the change. Such changes are expected to be very infrequent.
Financial assets: equity instruments
Equity instruments are instruments that meet the definition of equity from the issuer’s perspective, being instruments that do not contain a contractual obligation to pay cash and that evidence a residual interest in the issuer’s net assets. All equity investments are subsequently measured at FVTPL, except where management has elected, at initial recognition, to irrevocably designate an equity investment at FVOCI. When this election is used, fair value gains and losses are recognised in OCI and are not subsequently reclassified to profit or loss, including on disposal. ECLs (and reversal of ECLs) are not reported separately from other changes in fair value. Dividends, when representing a return on such investments, continue to be recognised in profit or loss as other income when the right to receive payments is established. Gains and losses on equity investments at FVTPL are included in ‘Other operating income’ in the income statement.
Financial liabilities
Financial liabilities are classified as subsequently measured at amortised cost, except for:
–Financial liabilities at FVTPL: this classification is applied to derivatives and other financial liabilities designated as such at initial recognition. Gains or losses on financial liabilities designated at FVTPL are presented partially in other comprehensive income (the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability) and partially in profit or loss (the remaining amount of change in the fair value of the liability)
–Financial liabilities arising from the transfer of financial assets which did not qualify for derecognition, whereby a financial liability is recognised for the consideration received for the transfer. In subsequent periods, the Santander UK group recognises any expense incurred on the financial liability, and
–Financial guarantee contracts and loan commitments.
Contracts involving the receipt of cash on which customers receive an index-linked return are accounted for as equity index-linked deposits. The principal products are Capital Guaranteed/Protected Products which give the customers a limited participation in the upside growth of an equity index. In the event the index falls in price, a cash principal element is guaranteed/protected. The equity index-linked deposits contain embedded derivatives. These embedded derivatives, in combination with the principal cash deposit element, are designed to replicate the investment performance profile tailored to the return agreed in the contracts with customers. The cash principal element is accounted for as deposits by customers at amortised cost. The embedded derivatives are separated from the host instrument and are separately accounted for as derivatives.
Sale and repurchase agreements (including stock borrowing and lending)
Securities sold subject to a commitment to repurchase them at a predetermined price (repos) under which substantially all the risks and rewards of ownership are retained by the Santander UK group remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (reverse repos) are not recognised on the balance sheet and the consideration paid is recorded as an asset. The difference between the sale and repurchase price is treated as trading income in the income statement, except where the repo is not treated as part of the trading book, in which case the difference is recorded in interest income or expense.
Securities lending and borrowing transactions are generally secured, with collateral in the form of securities or cash advanced or received. Securities lent or borrowed are not reflected on the balance sheet. Collateral in the form of cash received or advanced is recorded as a deposit or a loan. Collateral in the form of securities is not recognised.
Day One profit adjustments
The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, sometimes the fair value will be based on other observable current market transactions in the same instrument, without modification or repackaging, or on a valuation technique whose variables include only data from observable markets, such as interest rate yield curves, option volatilities and currency rates. When such evidence exists, the Santander UK group recognises a trading gain or loss at inception (Day One gain or loss), being the difference between the transaction price and the fair value. When significant unobservable parameters are used, the entire Day One gain or loss is deferred and is recognised in the income statement over the life of the transaction until the transaction matures, is closed out, the valuation inputs become observable, or an offsetting transaction is entered into.
ii) Impairment of debt instrument financial assets
The Santander UK group assesses on a forward-looking basis the ECL associated with its debt instrument assets carried at amortised cost and FVOCI and with the exposure arising from financial guarantee contracts and loan commitments. The Santander UK group recognises a loss allowance for such losses at each reporting date. The measurement of ECL reflects:
–An unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes.
–The time value of money, and
–Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Grouping of instruments for losses measured on a collective basis
We typically group instruments and assess them for impairment collectively where they share risk characteristics (as described in the Credit risk section of the Risk review) using one or more statistical models. Where we have used internal capital or similar models as the basis for our ECL models, this typically results in a large number of relatively small homogenous groups which are determined by the permutations of the underlying characteristics in the statistical models. We calculate separate collective provisions for instruments in Stages 1, 2 and 3 where the instrument is not individually assessed, as described below.
Individually assessed impairments (IAIs)
We assess significant Stage 3 cases individually. We do this for Corporate & Commercial Banking cases, but not for Business Banking cases in Retail Banking which we assess collectively. To calculate the estimated loss, we estimate the future cash flows under several scenarios each of which uses case-specific factors and circumstances. We then probability-weight the net present value of the cash flows under each scenario to arrive at a weighted average provision requirement. We update our assessment process every quarter and more frequently if there are changes in circumstances that might affect the scenarios, cash flows or probabilities we apply.
For more on how ECL is calculated, see the Credit risk section of the Risk review.
–Write-off
For secured loans, a write-off is only made when all collection procedures have been exhausted and the security has been sold and/or a claim made on any mortgage indemnity guarantee or other insurance. In the corporate loan portfolio, there may be occasions where a write-off occurs for other reasons, such as following a consensual restructure or refinancing of the debt or where the debt is sold for strategic reasons into the secondary market at a value lower than its face value.
There is no threshold based on past due status beyond which all secured loans are written off as there can be significant variations in the time needed to enforce possession and sale of the security, especially due to the different legal frameworks that apply in different regions of the UK. For unsecured loans, a write-off is only made when all internal avenues of collecting the debt have been exhausted. Where appropriate the debt is passed over to external collection agencies. A past due threshold is applied to unsecured debt where accounts that are 180 days past due are written off unless there is a dispute awaiting resolution. Contact is made with customers with the aim to achieve a realistic and sustainable repayment arrangement. Litigation and/or enforcement of security is usually carried out only when the steps described above have been undertaken without success.
All write-offs are assessed / made on a case-by-case basis, taking account of the exposure at the date of write-off, after accounting for the value from any collateral or insurance held against the loan. The exception to this is in cases where fraud has occurred, where the exposure is written off once investigations have been completed and the probability of recovery is minimal. The time span between discovery and write-off will be short and may not result in an impairment loss allowance being raised. The write-off policy is regularly reviewed. Write-offs are charged against previously established loss allowances.
–Recoveries
Recoveries of credit impairment charges are not included in the impairment loss allowance but are taken to income and offset against credit impairment charges. Recoveries of credit impairment charges are classified in the income statement as ‘Credit impairment charges’.
iii) Modifications of financial assets
The treatment of a renegotiation or modification of the contractual cash flows of a financial asset normally depends upon whether the renegotiation or modification is due to financial difficulties of the borrower or for other commercial reasons.
–Contractual modifications due to financial difficulties of the borrower: where the Santander UK group modifies the contractual conditions to enable the borrower to fulfil their payment obligations, the asset is not derecognised. The gross carrying amount of the financial asset is recalculated as the present value of the renegotiated/modified contractual cash flows that are discounted at the financial asset’s original EIR and any gain or loss arising from the modification is recognised in the income statement.
–Contractual modifications for other commercial reasons: an assessment is performed to determine whether the terms of the new agreement are substantially different from the terms of the existing agreement, after considering changes in the cash flows arising from the modified terms and the overall instrument risk profile. Where terms are substantially different, such modifications are treated as a new transaction resulting in derecognition of the original financial asset, and the recognition of a ‘new’ financial asset with any difference between the carrying amount of the derecognised asset and the fair value of the new asset is recognised in the income statement as a gain or loss on derecognition. Where terms are not substantially different, the carrying value of the financial asset is adjusted to reflect the present value of modified cash flows discounted at the original EIR with any gain or loss arising from modification recognised immediately in the income statement.
Any other contractual modifications, such as where a regulatory authority imposes a change in certain contractual terms or due to legal reasons, are assessed on a case-by-case basis to establish whether or not the financial asset should be derecognised. For IBOR reform see Note 41.
iv) Derecognition other than on a modification
Financial assets are derecognised when the rights to receive cash flows have expired or the Santander UK group has transferred its contractual right to receive the cash flows from the assets and either: (1) substantially all the risks and rewards of ownership have been transferred; or (2) the Santander UK group has neither retained nor transferred substantially all of the risks and rewards but has transferred control.
Financial liabilities are derecognised when extinguished, cancelled or expired.
c) Financial guarantee contracts and loan commitments
Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument. Such financial guarantees are given to banks, financial institutions and others on behalf of customers to secure loans, overdrafts and other banking facilities.
Financial guarantee contracts are initially measured at fair value and subsequently measured at the higher of the amount of the loss allowance, and the premium received on initial recognition less income recognised in accordance with the principles of IFRS 15. Loan commitments are measured as the amount of the loss allowance (determined in accordance with IFRS 9 as described in Credit risk section of the Risk review). The Santander UK group has not provided any commitment to provide loans at a below-market interest rate, or that can be settled net in cash or by delivering or issuing another financial instrument.
For financial guarantee contracts and loan commitments, the loss allowance is recognised as a provision and charged to credit impairment charges in the income statement. The loss allowance in respect of revolving facilities is classified in loans and advances to customers to the extent of any drawn balances. The loss allowance in respect of undrawn amounts is classified in provisions. When amounts are drawn, any related loss allowance is transferred from provisions to loans and advances to customers.
Derivative financial instruments (derivatives)
Derivatives are contracts or agreements whose value is derived from one or more underlying indices or asset values inherent in the contract or agreement, which require no or little initial net investment and are settled at a future date. Transactions are undertaken in interest rate, cross currency, equity, residential property and other index-related swaps, forwards, caps, floors, swaptions, as well as credit default and total return swaps, equity index contracts and exchange traded interest rate futures, and equity index options.
Derivatives are held for risk management purposes. Derivatives are classified as held for trading unless they are designated as being in a hedge accounting relationship. The Santander UK group chooses to designate certain derivatives as in a hedging relationship if they meet specific criteria, as further described in ‘Hedge accounting’ below.
Derivatives are recognised initially (on the date on which a derivative contract is entered into), and are subsequently remeasured, at their fair value. Fair values of exchange-traded derivatives are obtained from quoted market prices. Fair values of over-the-counter derivatives are estimated using valuation techniques, including discounted cash flow and option pricing models.
Certain derivatives may be embedded in hybrid contracts. If the hybrid contract contains a host that is a financial asset, then the Santander UK group assesses the entire contract as described in the financial asset section above for classification and measurement purposes. Otherwise, embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract; the terms of the embedded derivative would meet the definition of a stand-alone derivative if they were contained in a separate contract; and the combined contract is not held for trading or designated at fair value. These embedded derivatives are measured at fair value with changes in fair value recognised in the income statement. Contracts containing embedded derivatives are not subsequently reassessed for separation unless either there has been a change in the terms of the contract which significantly modifies the cash flows (in which case the contract is reassessed at the time of modification) or the contract has been reclassified (in which case the contract is reassessed at the time of reclassification).
All derivatives are carried as assets when their fair value is positive and as liabilities when their fair value is negative, except where netting is permitted. The method of recognising fair value gains and losses depends on whether derivatives are held for trading or are designated as hedging instruments and, if the latter, the nature of the risks being hedged. Gains and losses from changes in the fair value of derivatives held for trading are recognised in the income statement and included in Other operating income.
Offsetting financial assets and liabilities
Financial assets and liabilities including derivatives are offset and the net amount reported in the balance sheet when there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. The Santander UK group is party to a number of arrangements, including master netting arrangements under industry standard agreements which facilitate netting of transactions in jurisdictions where netting agreements are recognised and have legal force. The netting arrangements do not generally result in an offset of balance sheet assets and liabilities for accounting purposes, as transactions are usually settled on a gross basis.
Hedge accounting
The Santander UK group applies hedge accounting to represent, to the maximum possible extent permitted under accounting standards, the economic effects of its risk management strategies. Derivatives are used to hedge exposures to interest rates, exchange rates and equity price.
At the time a financial instrument is designated as a hedge (i.e. at the inception of the hedge), the Santander UK group formally documents the relationship between the hedging instrument(s) and hedged item(s), its risk management objective and strategy for undertaking the hedge. The documentation includes the identification of each hedging instrument and respective hedged item, the nature of the risk being hedged (including the benchmark interest rate being hedged in a hedge of interest rate risk) and how the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk is to be assessed. Accordingly, the Santander UK group formally assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging derivatives have been and will be highly effective in offsetting changes in the fair value attributable to the hedged risk during the period that the hedge is designated. A hedge is normally regarded as highly effective if, at inception and throughout its life, the Santander UK group can expect, and actual results indicate, that changes in the fair value or cash flow of the hedged items are effectively offset by changes in the fair value or cash flow of the hedging instrument. If at any point it is concluded that it is no longer highly effective in achieving its documented objective, hedge accounting is discontinued.
Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the derivatives may be designated as either: (i) hedges of the change in fair value of recognised assets or liabilities or firm commitments (fair value hedges); (ii) hedges of the variability in highly probable future cash flows attributable to a recognised asset or liability, or a forecast transaction (cash flow hedges); or (iii) a hedge of a net investment in a foreign operation (net investment hedges). The Santander UK group applies fair value and cash flow hedge accounting, but not hedging of a net investment in a foreign operation.
a) Fair value hedge accounting
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. Where the hedged item is measured at amortised cost, the fair value changes due to the hedged risk adjust the carrying amount of the hedged asset or liability. Changes in the fair value of portfolio hedged items are presented separately in the consolidated balance sheet in macro hedge of interest rate risk and recognised in the income statement within other operating income. If the hedge no longer meets the criteria for hedge accounting, changes in the fair value of the hedged item attributable to the hedged risk are no longer recognised in the income statement. For fair value hedges of interest rate risk, the cumulative adjustment that has been made to the carrying amount of the hedged item is amortised to the income statement using the effective interest method over the period to maturity. For portfolio hedged items, the cumulative adjustment is amortised to the income statement using the straight-line method over the period to maturity.
b) Cash flow hedge accounting
The effective portion of changes in the fair value of qualifying cash flow hedges is recognised in other comprehensive income in the cash flow hedging reserve. The gain or loss relating to the ineffective portion is recognised immediately in the income statement. Amounts accumulated in equity are reclassified to the income statement in the periods in which the hedged item affects profit or loss. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised in the income statement when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement. The Santander UK group is exposed to cash flow interest rate risk on its floating rate assets, foreign currency risk on its fixed rate debt issuances denominated in foreign currency and equity price risk arises from the Santander UK group operating the Employee Sharesave scheme. Cash flow hedging is used to hedge the variability in cash flows arising from these risks.
Securitisation transactions
The Santander UK group has entered into arrangements where undertakings have issued mortgage-backed and other asset-backed securities or have entered into funding arrangements with lenders in order to finance specific loans and advances to customers. The Santander UK group has also entered into synthetic securitisation arrangements, as part of significant risk transfer (SRT) transactions to reduce its risk-weighted assets, where undertakings have issued credit-linked notes and deposited the funds raised as collateral for credit protection in respect of specific loans and advances to customers. As the Santander UK group has retained substantially all the risks and rewards of the underlying assets, such financial instruments continue to be recognised on the balance sheet, and a liability recognised for the proceeds of the funding transaction, or in the case of SRT transactions, collateral deposited.
Impairment of non-financial assets (for goodwill see 'Critical judgements and accounting estimates')
At each balance sheet date, or more frequently when events or changes in circumstances dictate, property plant and equipment (including operating lease assets) and intangible assets (including goodwill) are assessed for indicators of impairment. If indications are present, these assets are subject to an impairment review. The impairment review comprises a comparison of the carrying value of the asset or cash generating unit with its recoverable amount: the higher of the asset’s or cash-generating unit’s fair value less costs to sell and its value in use. The cash-generating unit represents the lowest level at which non-financial assets, including goodwill, are monitored for internal management purposes and is not larger than an operating segment.
The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Value in use is calculated by discounting management’s expected future cash flows obtainable as a result of the asset’s continued use (after making allowance for increases in regulatory capital requirements), including those resulting from its ultimate disposal, at a market-based discount rate on a pre-tax basis. The recoverable amounts of goodwill have been based on value in use calculations.
For conducting goodwill impairment reviews, cash generating units are the lowest level at which management monitors the return on investment on assets.
Leases (as lessor)
Operating lease assets are recorded at cost and the difference between cost and residual value (RV) is depreciated over the life of the asset. Operating lease rental income and depreciation is recognised on a straight-line basis over the life of the asset. After initial recognition, residual values are reviewed regularly, and any changes are recognised prospectively through remaining depreciation charges.
Amounts due from lessees under finance leases and hire purchase contracts are recorded as receivables at the amount of the Santander UK group’s net investment in the leases. Finance lease income is allocated to accounting periods to reflect a constant periodic rate of return on the Santander UK group’s net investment outstanding in respect of the leases and hire purchase contracts. A provision is recognised to reflect a reduction in any anticipated unguaranteed RV. A provision is also recognised for voluntary termination of the contract by the customer, where appropriate.
Income taxes, including deferred taxes
The tax expense represents the sum of the income tax currently payable and deferred income tax.
A current tax liability for the current or prior period is measured at the amount expected to be paid to the tax authorities. Where the amount of the final tax liability is uncertain or where a position is challenged by a taxation authority, the liability recognised is the most likely outcome. Where a most likely outcome cannot be determined, a weighted average basis is applied.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset is realised based on rates enacted or substantively enacted at the balance sheet date. Deferred tax is charged or credited in the income statement, except when it relates to items recognised in other comprehensive income or directly in equity, in which case the deferred tax is also recognised in other comprehensive income or directly in equity.
Deferred and current tax assets and liabilities are only offset when they arise in the same tax reporting group and where there is both the legal right and the intention to settle on a net basis or to realise the asset and settle the liability simultaneously.
Cash and cash equivalents
Following a decision by the IFRS Interpretations Committee in April 2022, Santander UK updated its accounting policy to exclude from cash and cash equivalents Reserves Collateralisation Accounts (RCAs) balances held at the Bank of England relating to Santander UK’s participation in certain payments schemes. Instead, RCAs balances are classified as restricted balances and included within 'change in operating assets' in the cash flow statement. Prior periods have been restated see Note 34.
For the purposes of the cash flow statement, cash and cash equivalents comprise balances with less than three months maturity from the date of acquisition, including cash and non-restricted balances with central banks, treasury bills and other eligible bills, loans and advances to banks, reverse repurchase agreements and short-term investments in securities. Balances with central banks represent amounts held at the Bank of England as part of the Santander UK group’s liquidity management activities. It includes certain minimum cash ratio deposits held for regulatory purposes and reserves collateralised accounts in respect of Santander UK’s participation in certain payments schemes which are required to be maintained with the Bank of England and are restricted balances.
Provisions and contingent liabilities (see 'Critical judgements and accounting estimates')
Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefits will be necessary to settle the obligation, and it can be reliably estimated.
Customer remediation provisions are made for the estimated cost of making redress payments with respect to the past sales of products, using conclusions such as the number of claims the number of those that will be upheld, the estimated average settlement per case and other related costs. Provision is made for the anticipated cost of restructuring, including redundancy costs, when an obligation exists. An obligation exists when the Santander UK group has a detailed formal plan for restructuring a business, has raised valid expectations in those affected by the restructuring, and has started to implement the plan or announce its main features.
When a leasehold property ceases to be used in the business, provision is made where the unavoidable costs of the future obligations relating to the lease are expected to exceed anticipated rental income. The net costs are discounted using market rates of interest to reflect the long-term nature of the cash flows.
Loan commitments are measured as the amount of the loss allowance, determined in line with IFRS 9 as set out in the Credit risk section of the Risk review.
Contingent liabilities are possible obligations whose existence will be confirmed only by certain future events or present obligations where the transfer of economic benefit is uncertain or cannot be reliably measured. Contingent liabilities are not recognised but are disclosed unless they are remote.
Critical judgements and accounting estimates
The preparation of Santander UK's consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based on amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. There has been no change in the inherent sensitivity of the areas of judgement in the period. Management have considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
The significant judgements, apart from those involving estimation, made by management in applying Santander UK's accounting policies in these financial statements (key judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key estimates), which together are considered critical to Santander UK's results and financial position, are as follows:
a) Credit impairment charges
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make judgmental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the future financial results and financial condition. The impact of the cost of living crisis has increased the uncertainty around ECL impairment calculations and has required management to make additional judgements and accounting estimates that affect the amount of assets and liabilities at the reporting date and the amount of income and expenses in the reporting period. The key additional judgements due to the impact of the cost of living crisis mainly reflect the increased uncertainty around forward-looking economic data and the need for additional judgemental adjustments.

Key judgements	–Determining an appropriate definition of default
–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
–Determining the need to assess corporate Stage 3 exposures individually
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
For more on each of these key judgements and estimates, see 'Critical judgements and accounting estimates applied in calculating ECL' in the ‘Credit risk – credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Included in Litigation and other regulatory provisions in Note 29 are amounts in respect of management’s best estimates of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, and Plevin related litigation. Note 31 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows.
Note 31 includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result, it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on these key judgements and estimates, see Notes 29 and 31.
c) Defined benefit pension schemes
The Santander UK group operates a number of defined benefit pension schemes as described in Note 30 and estimates their position as described in the accounting policy ‘Pensions and other post retirement benefits’.

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data
For more on each of these key judgements and estimates, see Note 30.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures, see ‘Actuarial assumption sensitivities’ in Note 30. The Scheme is invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to ensure the values obtained in respect of these assets are appropriate and represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) Goodwill
The carrying amount of goodwill is based on the application of judgements including the basis of goodwill impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying amount of goodwill is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgements:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
For more on each of these key judgements and estimates, see Note 20.
Sensitivity of goodwill
For detailed disclosures, see ‘Sensitivities of key assumptions in calculating VIU’ in Note 20.
Santander UK Group Holdings plc
Disclosure Of Significant Accounting Policies [Line Items]
Accounting Policies
46.1 ACCOUNTING POLICIES
These financial statements are prepared for Santander UK Group Holdings plc (the Company) under the Companies Act 2006. The principal activity of the Company is a financial services holding company. Santander UK Group Holdings plc is a public limited company incorporated in England and Wales having a registered office in England.
Compliance with International Financial Reporting Standards
The Company’s financial statements comply with UK-adopted international accounting standards. The financial statements are also prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRSs as issued by the IASB for the periods presented.
Climate change
Management specifically also considered the potential impact of climate change and the transition to a low carbon economy on its Investment in Santander UK plc. Estimates underpinning the determination of whether or not the cost of the investment is impaired are partly based on forecast business performance beyond the time horizon for management's detailed plans. .
Critical judgements and accounting estimates
The preparation of the financial statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions. In preparing the financial statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about interests in other entities.
Interests in other entities - Investment in subsidiaries
The carrying amount of investments in subsidiaries is based on the application of judgements including the basis of the cost of investment impairment calculation assumptions. Santander UK undertakes an annual assessment to evaluate whether the carrying amount of investments in subsidiaries is impaired, carrying out this assessment more frequently if reviews identify indicators of impairment or when events or changes in circumstances dictate.

Key judgements:	–Determining the basis of investment impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for investments, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
The estimation of future cash flows and the level to which they are discounted is inherently uncertain and requires significant judgement and is subject to potential change over time. For more on these assumptions, including changes in the assumptions that would trigger an impairment, see Note 46.7.